TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
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TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES
4.	TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES

As of December 31, 2019 and 2018, the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities (excluding fully amortized assets and liabilities and accumulated amortization) were as follows (in thousands):

	Tenant Origination and Absorption Costs		Above-Market Lease Assets		Below-Market Lease Liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Cost	$30,569	$22,472	$3,714	$3,714	$(4,958)	$(4,406)
Accumulated Amortization	(10,223)	(5,255)	(741)	(337)	1,778	878

Net Amount	$20,346	$17,217	$2,973	$3,377	$(3,180)	$(3,528)

Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands):

	Tenant Origination and Absorption Costs			Above-Market Lease Assets			Below-Market Lease Liabilities
	For the Years Ended December 31,			For the Years Ended December 31,			For the Years Ended December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Amortization	$(7,036)	$(7,895)	$(10,265)	$(404)	$(361)	$(283)	$1,495	$1,513	$2,858

The remaining unamortized balance for these outstanding intangible assets and liabilities as of December 31, 2019 will be amortized for the years ending December 31 as follows (in thousands):

	Tenant Origination and Absorption Costs	Above-Market Lease Assets	Below-Market Lease Liabilities
2020	$(6,470)	$(315)	$866
2021	(4,226)	(297)	560
2022	(3,104)	(297)	507
2023	(2,106)	(297)	416
2024	(1,745)	(297)	407
Thereafter	(2,695)	(1,470)	424

	$(20,346)	$(2,973)	$3,180

Weighted-Average Remaining Amortization Period	4.8 years	10.5 years	5.1 years

Additionally, as of December 31, 2019 and 2018, the Company had recorded tax abatement intangible assets, net of amortization, on real estate held for investment, which are included in prepaid expenses and other assets in the accompanying balance sheets, of $1.0 million and $1.6 million, respectively. During each of the years ended December 31, 2019, 2018 and 2017, the Company recorded amortization expense of $0.6 million, $1.0 million, and $1.0 million related to tax abatement intangible assets, respectively. As of December 31, 2019, the tax abatement intangible assets had a remaining amortization period of 1.7 years.

4.	TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES

As of March 31, 2020 and December 31, 2019, the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities (excluding fully amortized assets and liabilities and accumulated amortization) were as follows (in thousands):

	Tenant Origination and Absorption Costs		Above-Market Lease Assets		Below-Market Lease Liabilities
	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
Cost	$30,179	$30,569	$3,714	$3,714	$(4,810)	$(4,958)
Accumulated Amortization	(11,567)	(10,223)	(833)	(741)	1,899	1,778

Net Amount	$18,612	$20,346	$2,881	$2,973	$(2,911)	$(3,180)

Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs, above-market lease assets and below-market lease liabilities for the three months ended March 31, 2020 and 2019 were as follows (in thousands):

	Tenant Origination and Absorption Costs		Above-Market Lease Assets		Below-Market Lease Liabilities
	For the Three Months Ended March 31,		For the Three Months Ended March 31,		For the Three Months Ended March 31,
	2020	2019	2020	2019	2020	2019
Amortization	$(1,736)	$(1,604)	$(92)	$(101)	$269	$353

Additionally, as of March 31, 2020 and December 31, 2019, the Company had recorded tax abatement intangible assets, net of amortization, on real estate held for investment, which are included in prepaid expenses and other assets in the accompanying balance sheets, of $0.8 million and $1.0 million, respectively. During the three months ended March 31, 2020 and 2019, the Company recorded amortization expense of $0.1 million and $0.2 million, respectively, related to tax abatement intangible assets. As of March 31, 2020, the tax abatement intangible assets had a remaining amortization period of 1.4 years.